Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of compensation of key management personnel

	For the year ended December 31
in 000€	2025	2024	2023
Short-term employee benefits	3,184	2,531	2,554
Post-employment benefits	25	65	73
Total	3,209	2,596	2,627
Warrants granted	25,000	—	350,000
Warrants forfeited	(25,000)	—	—
Warrants outstanding	350,000	350,000	350,000

Schedule of related parties for the relevant financial year

	Sale of	Purchases		Interest	Right-of-		Lease	Other
in 000€	goods to	from	Depreciation	expense	Use Assets	Receivables	liabilities	liabilities
Non-executive directors of the Group
2025	—	232	—	—	—	—	—	76
2024	—	145	—	—	—	—	—	—
2023	—	172	—	—	—	—	—	64

Shareholders of the Group
2025	—	326	—	1	—	—	—	100
2024	—	119	—	2	—	—	—	67
2023	—	97	—	3	—	—	—	64

Joint ventures
2025	—	—	—	—	—	—	—	—
2024	—	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—	—

Non-controlling interests
2025	—	—	—	—	—	—	—	—
2024	—	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—	—